Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

12.Property and equipment, net

Property and equipment consists of the following:

	December 31,
	2022	2023
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	271,692	284,157
Construction in progress	97,786	248,788
Leasehold improvements	32,913	32,387
Others	13,700	12,045
Total	416,091	577,377
Less: accumulated depreciation
Servers, computers and equipment	(181,706)	(210,557)
Construction in progress	(24,957)	(30,536)
Others	(8,535)	(9,519)
Total	(215,198)	(250,612)
Property and equipment, net	200,893	326,765

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 were RMB49,875, RMB43,413 and RMB46,803, respectively.